Short Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Short-term Debt [Abstract]
Schedule of Short Term Borrowings

			December 31,	December 31,
Lender Name	Interest rate	Term	2019	2018
Shanghai Pudong Development Bank	Fixed annual rate of 5.09%	From August 30, 2018 to August 29, 2019	$-	$290,888
Shanghai Pudong Development Bank	Fixed annual rate of 5.09%	From December 21, 2018 to December 20, 2019	-	436,332
			$-	$727,220